Business segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Business Segment Reporting
Schedule of income statements and other significant data

Thousand of Reais	2025
Income Statement	Commercial Banking	Global Wholesale Banking	Total
NET INTEREST INCOME	53,125,730	4,508,588	57,634,318
Equity instrument income	7,579	77,949	85,528
Income from companies accounted for by the equity method	373,830	84,483	458,313
Net fee and commission income	15,396,640	2,098,816	17,495,456
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(4,206,481)	4,337,744	131,263
Other operating expense (net)	(703,532)	(104,789)	(808,321)
TOTAL INCOME	63,993,766	11,002,791	74,996,557
Personnel expenses	(10,568,513)	(1,130,833)	(11,699,346)
Other administrative expenses	(8,208,448)	(1,030,644)	(9,239,092)
Depreciation and amortization	(2,466,865)	(158,918)	(2,625,783)
Provisions (net)	(4,894,082)	(84,596)	(4,978,678)
Impairment losses on financial assets (net)	(28,817,676)	(722,186)	(29,539,862)
Impairment losses on non-financial assets (net)	(312,712)	(84,234)	(396,946)
Other non-financial gains (losses)	212,144	-	212,144
OPERATING PROFIT BEFORE TAX (1)	8,937,614	7,791,380	16,728,994
Currency Hedge(1)	(363,712)	-	(363,712)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	8,573,902	7,791,380	16,365,282

Thousand of Reais	2024
Income Statement	Commercial Banking	Global Wholesale Banking	Total
NET INTEREST INCOME	51,563,173	5,115,387	56,678,560
Equity instrument income	5,109	78,538	83,647
Income from companies accounted for by the equity method	259,321	53,665	312,986
Net fee and commission income	14,943,536	2,261,673	17,205,209
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,487,662)	1,616,667	129,005
Other operating expense (net)	(479,848)	(172,273)	(652,121)
TOTAL INCOME	64,803,629	8,953,657	73,757,286
Personnel expenses	(10,534,033)	(1,063,963)	(11,597,996)
Other administrative expenses	(7,835,919)	(982,589)	(8,818,508)
Depreciation and amortization	(2,599,134)	(131,884)	(2,731,018)
Provisions (net)	(4,582,750)	(12,488)	(4,595,238)
Impairment losses on financial assets (net)	(28,450,756)	(33,274)	(28,484,030)
Impairment losses on non-financial assets (net)	(252,550)	63	(252,487)
Other non-financial gains (losses)	1,912,219	-	1,912,219
OPERATING PROFIT BEFORE TAX (1)	12,460,706	6,729,522	19,190,228
Currency Hedge(1)	664,616	-	664,616
ADJUSTED OPERATING INCOME BEFORE TAX (1)	13,125,322	6,729,522	19,854,844

Thousand of Reais	2023
Income Statement	Commercial Banking	Global Wholesale Banking	Total
NET INTEREST INCOME	44,651,967	2,232,067	46,884,034
Equity instrument income	3,514	18,665	22,179
Income from companies accounted for by the equity method	184,889	54,347	239,236
Net fee and commission income	13,269,837	2,370,128	15,639,965
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,125,430)	4,920,116	3,794,686
Other operating expense (net)	(595,993)	(119,797)	(715,790)
TOTAL INCOME	56,388,784	9,475,526	65,864,310
Personnel expenses	(9,753,972)	(1,059,954)	(10,813,926)
Other administrative expenses	(7,866,949)	(881,766)	(8,748,715)
Depreciation and amortization	(2,621,353)	(119,597)	(2,740,950)
Provisions (net)	(4,404,408)	(20,004)	(4,424,412)
Impairment losses on financial assets (net)	(26,582,759)	(1,425,327)	(28,008,086)
Impairment losses on non-financial assets (net)	(250,044)	(129)	(250,173)
Other non-financial gains (losses)	1,043,603	-	1,043,603
OPERATING PROFIT BEFORE TAX (1)	5,952,902	5,968,749	11,921,651
Currency Hedge(1)	(163,165)	-	(163,165)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	5,789,737	5,968,749	11,758,486
(1)	Includes, within the Commercial Bank, the foreign exchange hedge of the dollar investment (a strategy to mitigate the tax effects and exchange rate fluctuations of offshore investments on net income), with its result recorded in 'Gains (losses) on financial assets and liabilities,' fully offset in the Tax line.

Schedule of other aggregates

	2025
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	1,180,389,914	89,639,551	1,270,029,465
Loans and advances to customers	484,676,332	79,872,224	564,548,556
Customer deposits	475,642,024	117,686,772	593,328,796

	2024
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	1,143,663,122	95,133,688	1,238,796,810
Loans and advances to customers	484,849,401	81,240,513	566,089,914
Customer deposits	446,780,888	158,287,275	605,068,163